                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number           811-01048
                                     -------------------------------------------

                       MAIRS AND POWER BALANCED FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              332 MINNESOTA STREET, SUITE W1520, ST. PAUL, MN 55101
--------------------------------------------------------------------------------
        (Address of principal executive offices)            (Zip Code)

         WILLIAM B. FRELS, PRESIDENT, 332 MINNESOTA STREET, SUITE W1520,
                               ST. PAUL, MN 55101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      651-222-8478
                                                      --------------------------
Date of fiscal year end:         12/31/2004
                        --------------------------
Date of reporting period:        06/30/2004
                        --------------------------

Item 1.  Report to Stockholders

                                 MAIRS AND POWER
                               BALANCED FUND, INC.


2ND QUARTER REPORT
June 30, 2004 (unaudited)


W1520 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101
651-222-8478

                                                                 August 24, 2004

TO OUR SHAREHOLDERS:


SECOND QUARTER RESULTS

Although performance was not as strong as the first quarter, the Balanced Fund continued to show reasonably good investment results in the second quarter thanks to the better performing equity side of the portfolio. Based on a net asset value of $55.39 per share on June 30, 2004, the Fund produced a total investment return of 1.9% after adjustment for the reinvestment of cash dividends. This was a better showing than either of the two major equity indices, the Standard & Poor's 500 and Dow Jones Industrial Average, which experienced respective returns of 1.7% and 1.2%. Because longer term interest rates rose during the quarter, bond returns were negative for the period as indicated by a -3.2% return for the Lehman Bros. Gov't/Corp. Bond Index. The Fund continued to out-distance most other comparable funds based on a Lipper survey of 605 balanced funds which produced a negative average return of -0.3% for the quarter.

For the first half, the Fund did very well with an investment return of 5.5% compared to respective returns of 3.5% and 0.8% for the S & P 500 and DJIA. Bond returns actually declined with negative second quarter returns more than offsetting positive first quarter results. Consequently, the first half Lehman Bros. Gov't/Corp. Bond Index return was a modestly negative -0.2%.

After a relatively strong first quarter, the economy turned sluggish in the second quarter with real Gross Domestic Product rising only 3.0% (preliminary basis). The primary factor influencing this turn of events was a disappointing 1% increase in consumer spending which represents some two thirds of GDP. The slowdown is thought to have been caused by a number of factors including higher oil prices, the war in Iraq and other Middle East uncertainties and the threat of terrorism on the home front. On the positive side, business spending, as measured by non-residential investment, rose by a better than expected 8.9%. Exports also increased at a surprisingly strong 13.2% rate. Despite the fall-off in economic growth, operating corporate profits continued to rise at a blistering pace estimated at around 26% in response to continued cost cutting and productivity improvement as well as positive foreign currency adjustments.

The core rate of inflation (excluding the volatile effects of food and energy) remained subdued during the period and actually slipped slightly to 1.8% from a 2.1% annual rate in the first quarter. However, longer term interest rates seemed to react more to rising oil prices and the possibility of a faster rate of growth in subsequent periods. The Federal Reserve seemed to validate these concerns with two recent quarter point increases in the widely watched Federal Funds rate going to 1.5% from 1%. However, it should be noted that these increases took place from the lowest level in over 40 years.

The overall stock market has remained rather lethargic since the beginning of the year despite the positive effects of exceptional corporate earnings growth and the historically low level of interest rates. Among the various market sectors, capital-spending sensitive industry groups (construction and engineering, certain industrials and machinery), oil and gas and transportation issues seemed to do best while interest-rate sensitive sectors like financials and utilities did the worst. Looking at individual holdings in the Fund, Briggs & Stratton (+30.9%), Genuine Parts (+21.3%), Murphy Oil (+17.0%), Corning (+16.8%) and Pentair (+14.0%) performed the best while MTS Systems (-15.6%), Sturm, Ruger (-10.4%), Merrill Lynch (-9.4%), Jefferson Pilot (-7.7%) and J. P. Morgan Chase (-7.6%) performed the worst.

FUTURE OUTLOOK

The economic outlook appears to us to be better than what many forecasters are suggesting. Consumer spending seems poised to show a fairly quick turnaround with any decline in energy costs and/or easing of tensions in the Middle East, as confidence remains relatively high and employment trends by and large continue to be favorable. Capital spending should remain in an upward trend considering such factors as the ever present need to reduce costs and increase productivity, a pent-up demand from past periods of under-spending and a continuing relatively low level of interest rates. Inventory spending should also be a positive factor as current levels remain low by historical standards. If economic growth rebounds as we expect, corporate profits should continue to increase at an above average "double digit" rate in the second half despite the fact that comparisons will become increasingly more difficult.

Even though Federal Reserve Chairman seems committed to a program of higher short-term interest rates over the immediate future, the outlook for longer term rates and the bond market appears more encouraging. Unless inflation becomes a bigger problem than is now perceived, longer term rates may remain relatively stable with at worst only a slight increase likely over the next 6-12 months. The outlook for inflation still seems rather benign given a continuing low capacity utilization rate, only very modest per unit labor cost increases and a very competitive marketplace both here and abroad.

If corporate profits come through as expected and longer term interest rates remain relatively stable, the outlook for the stock market seems rather favorable. While not cheap, neither do stock prices appear unreasonably expensive as measured by the S & P 500 Index which is currently priced at some 16-17x estimated current year operating earnings. Moreover, a relatively high cash reserve position in the hands of many investors could provide the fuel for a meaningful upward move in stock prices. Such a move could be triggered by the resolution of any of a number of uncertainties now influencing investors including Iraq, the threat of terrorism, rising oil prices, economic growth and the Fall elections.

                                                                William B. Frels
                                                                       President

PERFORMANCE INFORMATION

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE FUND,
S & P 500 INDEX, COMPOSITE INDEX AND THE CONSUMER PRICE INDEX
FROM 12-31-94 TO 06-30-04

[CHART]

BALANCED FUND

            12/31/1994   12/31/1995   12/31/1996   12/31/1997   12/31/1998   12/31/1999   12/31/2000   12/31/2001   12/31/2002
Fund        $   10,000   $   13,004   $   15,336   $   19,633   $   22,413   $   23,445   $   27,325   $   26,978   $   25,247
S & P       $   10,000   $   13,754   $   16,915   $   22,564   $   29,040   $   35,150   $   31,944   $   28,143   $   21,923
Composite*  $   10,000   $   13,022   $   14,922   $   18,494   $   22,380   $   25,012   $   24,829   $   23,901   $   21,788
CPI         $   10,000   $   10,250   $   10,588   $   10,768   $   10,941   $   11,236   $   11,618   $   11,804   $   12,087

            12/31/2003    6/30/2004
Fund        $   30,707   $   32,380
S & P       $   28,215   $   29,203
Composite*  $   25,949   $   26,473
CPI         $   12,317   $   12,920

* Composite Index - 60% S & P 500 and 40% Lehman Bros. Gov't/Credit

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING JUNE 30, 2004)

                                         1 YEAR       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
     Mairs and Power Balanced Fund       +15.7%        +6.3%         +12.5%
--------------------------------------------------------------------------------

PAST INVESTMENT RESULTS SHOULD NOT BE TAKEN AS NECESSARILY REPRESENTATIVE OF FUTURE PERFORMANCE. PLEASE NOTE THAT THE ABOVE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

FINANCIAL HIGHLIGHTS
(SELECTED PER SHARE DATA AND RATIOS -- FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX
                                  MONTHS                                   YEAR ENDED 12/31
                                  ENDED
                                 06/30/04         2003            2002            2001            2000                1999
                               -----------------------------------------------------------------------------------------------
                               (UNAUDITED)
PER SHARE
Net asset value, beginning
 of year                       $     53.20     $     45.09     $     49.71     $     51.86     $     50.13         $     50.05

Investment operations:
 Net investment income                0.83            1.41            1.46            1.45            1.37(a)             1.38
 Net realized and
   unrealized gains
   (losses) on investments            0.66            8.21           (4.63)          (2.15)           6.86(a)             0.90
                               -----------     -----------     -----------     -----------     -----------         -----------
TOTAL FROM INVESTMENT
 OPERATIONS                           1.49            9.62           (3.17)          (0.70)           8.23                2.28

Less distributions:
 Dividends (from net
   investment income)                (0.70)          (1.43)          (1.45)          (1.45)          (1.58)              (1.39)

 Distributions (from
   capital gains)                        -           (0.08)              -               -           (4.92)              (0.81)
                               -----------     -----------     -----------     -----------     -----------         -----------
TOTAL DISTRIBUTIONS                  (0.70)          (1.51)          (1.45)          (1.45)          (6.50)              (2.20)
                               -----------     -----------     -----------     -----------     -----------         -----------
NET ASSET VALUE, END OF
 PERIOD                        $     55.39     $     53.20     $     45.09     $     49.71     $     51.86         $     50.13
                               ===========     ===========     ===========     ===========     ===========         ===========
TOTAL INVESTMENT RETURN
                                       5.5%           21.6%           (6.4)%          (1.3)%          16.6%                4.6%
                               ===========     ===========     ===========     ===========     ===========         ===========
NET ASSETS, END OF PERIOD
(000'S OMITTED)                $    73,604     $    63,878     $    43,261     $    42,037     $    41,370         $    40,611

RATIOS/SUPPLEMENTAL DATA:

 Ratio of expenses to
   average net assets                 0.44%           0.94%           0.99%           0.95%           0.93%               0.88%

 Ratio of net investment
   income to average net
   assets                             1.54%           3.01%           3.11%           2.89%           2.81%(a)            2.70%

 Portfolio turnover rate              0.66%           6.93%          10.92%          16.49%          12.47%              13.40%

(a) Effective January 1, 2000, the Fund began amortizing premiums and accreting discounts on debt securities. The effect of this change for the year ended December 31, 2000 was to increase net investment income per share by $.02, decrease net realized and unrealized gains and losses per share by $.02, and increase the ratio of net investment income to average net assets from 2.77% to 2.81%. Per share ratios and supplemental data for periods prior to January 1, 2000 have not been restated to reflect this change in presentation.

STATEMENT OF NET ASSETS
JUNE 30, 2004 (UNAUDITED)

   FACE                                                                                MARKET VALUE
  AMOUNT                              SECURITY DESCRIPTION                              (NOTE 2a.)
----------    ---------------------------------------------------------------------    ------------
FIXED INCOME SECURITIES  32.6%

              FEDERAL AGENCY OBLIGATIONS 8.6%
$  250,000    Federal Home Loan Bank                            7.235%    10/19/10     $    264,600
   250,000    Federal Home Loan Bank                             6.00%    06/02/14          252,774
   250,000    Federal Home Loan Bank                             6.00%    06/16/14          252,070
   250,000    Federal Home Loan Bank                             5.65%    08/13/18          244,566
   250,000    Federal Home Loan Bank                            6.125%    09/12/18          250,968
   250,000    Federal Home Loan Bank                            6.125%    10/22/18          250,030
   250,000    Federal Home Loan Bank                             6.15%    11/05/18          251,920
   250,000    Federal Home Loan Bank                             6.00%    01/07/19          243,832
   250,000    Federal Home Loan Bank                             6.00%    05/10/19          250,908
   250,000    Federal Home Loan Bank                             6.00%    05/13/19          251,781
   250,000    Federal Home Loan Mortgage Corporation             6.00%    06/03/14          250,869
   250,000    Federal Home Loan Mortgage Corporation             6.00%    05/24/16          251,291
   250,000    Federal Home Loan Mortgage Corporation             6.40%    08/27/18          251,368
   250,000    Federal Home Loan Mortgage Corporation             6.00%    12/17/18          248,136
   250,000    Federal Home Loan Mortgage Corporation             6.00%    02/26/19          250,030
   300,000    Federal National Mortgage Association              7.00%    08/27/12          302,050
   250,000    Federal National Mortgage Association              6.00%    12/28/18          250,056
   250,000    Federal National Mortgage Association              6.00%    01/23/19          250,054
   250,000    Federal National Mortgage Association              5.52%    04/12/19          245,913
   250,000    Federal National Mortgage Association              5.50%    04/08/19          245,642
   250,000    Federal National Mortgage Association              6.05%    04/29/19          250,644
   250,000    Federal National Mortgage Association              6.00%    04/30/19          248,586
   250,000    Federal National Mortgage Association              6.00%    05/03/19          252,137
   250,000    Federal National Mortgage Association              6.00%    05/24/19          252,179
   250,000    Federal National Mortgage Association              5.63%    08/05/19          247,482
                                                                                       ------------
                                                                                          6,309,886

              CORPORATE BONDS 23.0%
              FINANCIAL  7.6%
   250,000    Ford Motor Credit Company                          6.70%    07/16/04          250,359
   250,000    Household Finance Corp.                            8.00%    05/09/05          261,755
   250,000    Stilwell Financial Inc.                            7.00%    11/01/06          266,301
   250,000    Ford Motor Credit Company                          6.50%    01/25/07          262,836

   FACE                                                                                MARKET VALUE
  AMOUNT                              SECURITY DESCRIPTION                              (NOTE 2a.)
----------    ---------------------------------------------------------------------    ------------
FIXED INCOME SECURITIES (continued)

              CORPORATE BONDS (CONTINUED)
   250,000    Bankers Trust NY Corp.                             6.70%    10/01/07     $    273,350
   250,000    Household Finance Corp.                           6.375%    10/15/11          267,241
   200,000    Ford Motor Credit Corp.                            7.00%    11/26/11          194,451
   250,000    General Motors Acceptance Corporation              7.00%    02/01/12          257,378
   250,000    Goldman Sachs & Company                            8.00%    03/01/13          290,080
   250,000    Allstate Corp.                                     7.50%    06/15/13          288,619
   500,000    Harleysville Group                                 5.75%    07/15/13          465,178
   250,000    Security Benefit Life Insurance Company            8.75%    05/15/16          279,625
   250,000    General Motors Acceptance Corporation              7.25%    09/15/17          250,195
   250,000    Lincoln National Corp.                             7.00%    03/15/18          279,406
   500,000    Provident Companies                                7.00%    07/15/18          477,189
   250,000    Household Finance Corp.                            5.25%    06/15/23          224,544
   250,000    Liberty Mutual Insurance Company                   8.50%    05/15/25          283,859
   250,000    Provident Companies                                7.25%    03/15/28          234,213
   500,000    Farmers Exchange Capital                           7.05%    07/15/28          481,230
                                                                                       ------------
                                                                                          5,587,809
              HEALTH CARE  0.3%
   250,000    Wyeth                                              6.45%    02/01/24          238,379
                                                                                       ------------
                                                                                            238,379

              INDUSTRIAL  11.9%
   250,000    Fort James Corp.                                  6.625%    09/15/04          253,125
   250,000    Motorola, Inc.                                     6.75%    02/01/06          262,989
   265,000    J.C. Penney & Co.                                  6.00%    05/01/06          269,306
   250,000    Lucent Technologies                                7.25%    07/15/06          257,500
   250,000    Halliburton Company                                6.00%    08/01/06          261,738
   250,000    Steelcase Inc.                                    6.375%    11/15/06          257,759
   250,000    Goodyear Tire & Rubber Co.                        6.625%    12/01/06          252,500
   250,000    Sherwin-Williams Co.                               6.85%    02/01/07          268,966
   250,000    Corning Inc.                                       7.00%    03/15/07          251,250
   250,000    Goodyear Tire & Rubber Co.                         8.50%    03/15/07          255,625
   350,000    Corning Inc.                                       6.30%    03/01/09          358,165
   500,000    SUPERVALU, Inc.                                   7.875%    08/01/09          565,342

   FACE                                                                                MARKET VALUE
  AMOUNT                              SECURITY DESCRIPTION                              (NOTE 2a.)
----------    ---------------------------------------------------------------------    ------------
FIXED INCOME SECURITIES (continued)

              CORPORATE BONDS (CONTINUED)
   166,805    Delta Air Lines Inc.                              7.379%    05/18/10     $    157,899
   250,000    Daimler Chrysler                                   7.75%    01/18/11          279,762
   250,000    Hertz Corporation                                  7.40%    03/01/11          262,814
   450,000    Northwest Airlines                                6.841%    04/01/11          436,365
   250,000    General Foods Corporation                          7.00%    06/15/11          250,389
   250,000    Goodyear Tire & Rubber Co.                        7.857%    08/15/11          229,375
   200,000    Ford Motor Company Debentures                      9.50%    09/15/11          228,876
   250,000    Delta Air Lines Inc.                              7.111%    09/18/11          232,183
   250,000    American Airlines Inc.                            7.858%    10/01/11          248,857
   250,000    Kerr McGee Corp.                                   7.00%    11/01/11          250,524
   250,000    Bombardier Inc.                                    6.75%    05/01/12          225,937
   250,000    General Motors Corp.                              7.125%    07/15/13          257,188
   250,000    Willamette Industries                             7.125%    07/22/13          274,598
   238,699    General American Transportation                    7.50%    02/28/15          250,265
   250,000    Servicemaster Company                              7.10%    03/01/18          261,219
   250,000    Daimler Chrysler                                   5.65%    06/15/18          227,173
   350,000    PPG Industries                                     7.40%    08/15/19          408,402
   250,000    Union Carbide Corporation                          8.75%    08/01/22          246,250
   500,000    The Toro Company                                   7.80%    06/15/27          538,421
                                                                                       ------------
                                                                                          8,780,762

              UTILITIES  3.2%
   250,000    Public Services of Colorado                       6.375%    11/01/05          261,546
   250,000    Monongahela Power Company, Inc.                    5.00%    10/01/06          256,505
   250,000    AT&T Corp.                                         7.25%    11/15/06          264,094
   250,000    Xcel Energy Inc.                                   7.00%    12/01/10          276,904
   250,000    TECO Energy, Inc.                                  7.00%    05/01/12          241,250
   250,000    United Utilities                                  5.375%    02/01/19          232,083
   250,000    Verizon Communications Inc.                       6.875%    06/15/12          273,178
   250,000    Vectren Utility Holdings, Inc.                     5.75%    08/01/18          236,340
   250,000    South Jersey Gas Co.                              7.125%    10/22/18          283,745
                                                                                       ------------
                                                                                          2,325,645

              TOTAL CORPORATE BONDS 23.0%                                                16,932,595

   FACE                                                                                MARKET VALUE
  AMOUNT                              SECURITY DESCRIPTION                              (NOTE 2a.)
----------    ---------------------------------------------------------------------    ------------
FIXED INCOME SECURITIES (continued)

              CONVERTIBLE CORPORATE BONDS 0.4%
              UTILITIES  0.4%
   300,000    Noram Energy                                       6.00%    03/15/12     $    295,500
                                                                                       ------------
                                                                                            295,500

  NUMBER
OF SHARES     NON-CONVERTIBLE PREFERRED STOCK 0.6%
----------    FINANCIAL  0.6%
     2,500    J. P. Morgan Chase & Co., Series A, Adj Rate           $  5.00                213,750
    10,000    St. Paul Capital Trust I                               $  1.90                257,500
                                                                                       ------------
                                                                                            471,250

TOTAL FIXED INCOME SECURITIES 32.6%                                                      24,009,231
(cost $23,032,192)

COMMON STOCKS  65.4%

              BASIC INDUSTRIES 5.6%
    54,000    Bemis Company, Inc.                                                         1,525,500
    50,000    H. B. Fuller                                                                1,420,000
    24,000    The Valspar Corporation                                                     1,209,360
                                                                                       ------------
                                                                                          4,154,860

              CAPITAL GOODS 8.7%
     7,000    Briggs & Stratton Corporation                                                 618,450
    75,000    Graco Inc.                                                                  2,328,750
    10,000    Ingersoll-Rand Company                                                        683,100
    40,000    MTS Systems Corporation                                                       938,000
    54,000    Pentair, Inc.                                                               1,816,560
                                                                                       ------------
                                                                                          6,384,860

              CONSUMER CYCLICAL 1.0%
    15,000    Genuine Parts Company                                                         595,200
    12,000    Sturm, Ruger & Co., Inc.                                                      145,320
                                                                                       ------------
                                                                                            740,520

  NUMBER                                                                               MARKET VALUE
OF SHARES                             SECURITY DESCRIPTION                              (NOTE 2a.)
----------    ---------------------------------------------------------------------    ------------
COMMON STOCKS (continued)

              CONSUMER STAPLE 7.8%
    26,000    General Mills, Inc.                                                      $  1,235,780
    12,000    Hershey Foods Corporation                                                     555,240
    55,000    Hormel Foods Corporation                                                    1,710,500
    20,000    Kimberly Clark                                                              1,317,600
    40,000    Newell Rubbermaid                                                             940,000
                                                                                       ------------
                                                                                          5,759,120

              DIVERSIFIED 2.9%
    23,000    General Electric Company                                                      745,200
    15,000    3M Company                                                                  1,350,150
                                                                                       ------------
                                                                                          2,095,350

              ENERGY 7.2%

    24,000    BP PLC                                                                      1,285,680
    26,000    Burlington Resources Inc.                                                     940,680
    21,200    Exxon Mobil Corporation                                                       941,492
    12,000    Murphy Oil Corporation                                                        884,400
    20,000    Schlumberger, Limited                                                       1,270,200
                                                                                       ------------
                                                                                          5,322,452

              FINANCIAL 14.1%
    15,000    American Express Company                                                      770,700
    25,000    Associated Banc-Corp.                                                         740,750
    10,000    Bank of America Corporation                                                   846,200
    10,000    Community First Bankshares, Inc.                                              321,900
     7,593    Jefferson-Pilot Corp.                                                         385,724
    22,000    Merrill Lynch & Co., Inc.                                                   1,187,560
    30,000    J. P. Morgan Chase & Co., Inc.                                              1,163,100
    37,000    St. Paul Travelers Companies Inc.                                           1,499,980
    50,000    U.S. Bancorp                                                                1,378,000
    36,000    Wells Fargo & Company                                                       2,060,280
                                                                                       ------------
                                                                                         10,354,194

  NUMBER                                                                               MARKET VALUE
OF SHARES                             SECURITY DESCRIPTION                              (NOTE 2a.)
----------    ---------------------------------------------------------------------    ------------
COMMON STOCKS (continued)

              HEALTH CARE 9.2%
    42,000    Baxter International Inc.                                                $  1,449,420
    39,000    Bristol-Myers Squibb Company                                                  955,500
    10,000    Johnson & Johnson                                                             557,000
    25,000    Merck & Co.                                                                 1,187,500
    45,000    Pfizer Inc.                                                                 1,542,600
    30,000    Wyeth                                                                       1,084,800
                                                                                       ------------
                                                                                          6,776,820

              TECHNOLOGY 6.4%
    50,000    Corning Inc. *                                                                653,000
    10,000    eFunds Corp. *                                                                175,000
    21,000    Emerson Electric Co.                                                        1,334,550
    40,000    Honeywell International Inc.                                                1,465,200
    12,000    International Business Machines Corporation                                 1,057,800
                                                                                       ------------
                                                                                          4,685,550

              UTILITIES 2.5%
     4,420    NRG Energy Inc.                                                               109,616
    30,000    Verizon Communications                                                      1,085,700
    40,000    Xcel Energy Inc.                                                              668,400
                                                                                       ------------
                                                                                          1,863,716

TOTAL COMMON STOCKS 65.4%
(cost $25,980,504)                                                                       48,137,442

SHORT TERM INVESTMENTS  1.4%
1,018,806    First American Prime Obligations Fund, Class I                               1,018,806
                                                                                       ------------

TOTAL SHORT TERM INVESTMENTS 1.4%
(cost $ 1,018,806)                                                                        1,018,806

TOTAL INVESTMENTS 99.4%
(cost $ 50,031,502 )                                                                     73,165,479

  NUMBER                                                                               MARKET VALUE
OF SHARES                             SECURITY DESCRIPTION                              (NOTE 2a.)
----------    ---------------------------------------------------------------------    ------------
OTHER ASSETS AND LIABILITIES (NET) 0.6%                                                $    438,662

              NET ASSETS:
              Capital stock                                                            $    132,875
              Additional paid-in capital                                                 49,993,083
              Accumulated undistributed net investment income                               166,086
              Accumulated undistributed net realized gains on investment
                transactions                                                                178,119
              Net unrealized appreciation of investments                                 23,133,978
                                                                                       ------------
                                                                                         73,604,141

TOTAL NET ASSETS 100.0%
(Net assets equal to $ 55.39 per share on 1,328,746 shares outstanding)                  73,604,141
                                                                                       ============

CAPITAL STOCK (par value $.10 per share)
Shares authorized                                                                        10,000,000
                                                                                       ============

* Non income producing

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INVESTMENT INCOME
Income:
     Dividends                                            $   639,417
     Interest                                                 720,854
                                                          -----------
   TOTAL INCOME                                                          $   1,360,271

Expenses:
     Investment management fees (NOTE 5)                      205,318
     Administrative fees                                       63,237
     Transfer agent fees                                       11,799
     Custodian fees                                             8,054
     Legal and audit fees                                      15,419
     Other fees and expenses                                      907
                                                          -----------
   TOTAL EXPENSES                                                              304,734
                                                                         -------------
   NET INVESTMENT INCOME                                                     1,055,537

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4)
     Net realized gain on investments sold                    300,670
     Unrealized appreciation of investments                 2,282,870
                                                          -----------
   NET GAIN ON INVESTMENTS                                                   2,583,540
                                                                         -------------

   INCREASE IN NET ASSETS FROM OPERATIONS                                $   3,639,077
                                                                         =============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                             ENDED 06/30/04      YEAR ENDED
                                                              (UNAUDITED)         12/31/03
                                                             --------------------------------
OPERATIONS
   Net investment income                                     $    1,055,537    $    1,570,171
   Net realized gains on investments sold                           300,670            13,703
   Unrealized appreciation of investments                         2,282,870         8,998,346
                                                             --------------    --------------
INCREASE IN NET ASSETS FROM OPERATIONS                            3,639,077        10,582,220

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                      (901,536)       (1,582,189)
   From net realized gains                                                -           (95,121)
   From return of capital                                                 -            (4,498)
                                                             --------------    --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (901,536)       (1,681,808)

CAPITAL STOCK TRANSACTIONS
   Proceeds from shares sold                                      9,599,880        13,835,131
   Reinvestment of distributions from net investment
     income and net realized gains                                  780,948         1,449,048
   Cost of shares redeemed                                       (3,391,834)       (3,568,452)
                                                             --------------    --------------
INCREASE IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS            6,988,994        11,715,727
                                                             --------------    --------------

TOTAL INCREASE IN NET ASSETS                                      9,726,535        20,616,139
                                                             --------------    --------------

NET ASSETS
   Beginning of year                                             63,877,606        43,261,467
   End of period (including accumulated undistributed net
     investment income of $166,086 and $ - , respectively)   $   73,604,141    $   63,877,606
                                                             ==============    ==============

CHANGES IN CAPITAL STOCK
   Shares sold                                                      176,215           285,158
   Shares issued for reinvested distributions                        14,240            29,093
   Shares redeemed                                                  (62,331)          (72,971)
                                                             --------------    --------------

NET INCREASE IN SHARES                                              128,124           241,280
                                                             ==============    ==============

SEE ACCOMPANYING 'NOTES TO FINANCIAL STATEMENTS'.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

Note 1 --    The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, no-load, open-end management investment company. The investment objective of the Fund is to provide regular current income, the potential for capital appreciation, and a moderate level of volatility by investing in a diversified list of securities, including bonds, preferred stocks, common stocks and other securities convertible into common stock.

Note 2 --    Significant accounting polices of the Fund are as follows:

             (a) Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask range of the security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the adviser, Mairs and Power, Inc. and the Fund's Board of Directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

             (b) Security transactions are recorded on the date which securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including premium amortization and discount accretion, is recorded on the accrual basis. Realized gains and losses are reported on an identified cost basis.

             (c) The Fund is a "regulated investment company" as defined in Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Internal Revenue Code applicable to investment companies and to make distributions of income and security gains sufficient to relieve it from all or substantially all excise and income taxes.

             (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Note 3 --    Purchases and sales of investment securities, excluding government and short-term securities, during the six months ended June 30, 2004 aggregated $4,907,933 and $442,529, respectively.

Note 4 --    Net unrealized appreciation on investments for federal income tax purposes aggregated $23,133,978, of which $23,675,088 related to appreciated investment securities and $541,110 related to depreciated investment securities. Aggregate cost of investments for federal income tax purposes was $50,031,502. There is no difference between the book basis and tax basis (estimated) of dividends paid during the six-month period ended June 30, 2004. For federal income tax purposes, the components of distributable income as of December 31, 2003 were:

             Accumulated net realized loss on investment          $    (110,466)
             Net unrealized appreciation of investments              20,851,108
                                                                  --------------
                                                                  $  20,740,642

Note 5 --    The investment management fees were paid to Mairs and Power, Inc.
             pursuant to an advisory agreement approved by the Directors of the Fund. Mairs and Power, Inc. is owned by individuals who are officers of the Fund, including William B. Frels who is the only owner of the investment advisor, who is a director of the Fund. The management fee is computed each month at an annual rate of .60% based on the Fund's average daily net assets. At June 30, 2004, the amount payable by the Fund to Mairs and Power, Inc. was $35,361. As part of the Administration expenses of the Fund, 1) directors of the Fund not affiliated with Mairs and Power, Inc. received compensation for meetings attended totaling $1,800 as of June 30, 2004, (no compensation was paid to any other director or officer of the Fund), and 2) Mairs and Power, Inc. was paid $8,555 for Administration expenses.

SUMMARY OF FINANCIAL INFORMATION

This table covers a period of generally rising bond and common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                                                                PER SHARE
                                            ----------------------------------------------------
                                                        DISTRIBU-                  PERFORMANCE
                                                         TIONS OF     DIVIDENDS       OF AN
                  SHARES                                 REALIZED     FROM NET       ASSUMED
                   OUT-       TOTAL NET     NET ASSET   SECURITIES   INVESTMENT   INVESTMENT OF
    DATES       STANDING        ASSETS        VALUE       GAINS        INCOME       $10,000*
                                                                                  --------------
Dec. 31, 1980     129,196   $   1,969,896    $ 15.25     $  0.21      $  1.25       $  11,633
Dec. 31, 1981     132,236   $   1,928,460    $ 14.59           -      $  1.21       $  12,053
Dec. 31, 1982     135,050   $   2,274,421    $ 16.84     $  0.33      $  1.25       $  15,493
Dec. 31, 1983     155,828   $   2,907,432    $ 18.66           -      $  1.28       $  18,390
Dec. 31, 1984     155,810   $   2,729,570    $ 17.52     $  0.45      $  1.28       $  19,052
Dec. 31, 1985     183,348   $   3,837,245    $ 20.93     $  0.35      $  1.13       $  24,593
Dec. 31, 1986     253,724   $   5,395,111    $ 21.27     $  1.87      $  0.98       $  28,368
Dec. 31, 1987     295,434   $   5,772,298    $ 19.54     $  1.09      $  1.06       $  28,855
Dec. 31, 1988     317,426   $   6,569,555    $ 20.70     $  0.42      $  1.12       $  32,866
Dec. 31, 1989     344,486   $   7,886,058    $ 22.89     $  0.33      $  1.08       $  38,672
Dec. 31, 1990     366,158   $   8,075,488    $ 22.06     $  0.07      $  1.07       $  39,198
Dec. 31, 1991     400,276   $  10,676,264    $ 26.67           -      $  1.00       $  49,342
Dec. 31, 1992     428,672   $  11,535,822    $ 26.91     $  0.30      $  1.00       $  52,233
Dec. 31, 1993     476,860   $  13,441,576    $ 28.19     $  0.63      $  0.99       $  57,898
Dec. 31, 1994     494,968   $  12,972,976    $ 26.21     $  0.37      $  1.03       $  56,692
Dec. 31, 1995     519,272   $  16,978,753    $ 32.70     $  0.28      $  1.02       $  73,722
Dec. 31, 1996     558,234   $  20,565,014    $ 36.84     $  0.54      $  1.10       $  86,941
Dec. 31, 1997     632,540   $  28,789,593    $ 45.52     $  0.35      $  1.19       $ 111,305
Dec. 31, 1998     766,420   $  38,355,609    $ 50.05     $  0.60      $  1.24       $ 127,067
Dec. 31, 1999     810,184   $  40,610,878    $ 50.13     $  0.81      $  1.39       $ 132,918
Dec. 31, 2000     797,699   $  41,369,866    $ 51.86     $  4.92      $  1.58       $ 154,913
Dec. 31, 2001     845,613   $  42,036,955    $ 49.71           -      $  1.45       $ 152,948
Dec. 31, 2002     959,342   $  43,261,467    $ 45.09           -      $  1.45       $ 143,135
Dec. 31, 2003   1,200,622   $  63,877,606    $ 53.20     $  0.08      $  1.43       $ 174,087
Jun. 30, 2004   1,328,746   $  73,604,141    $ 55.39           -      $  0.70       $ 183,575

          *ASSUMES THE REINVESTMENT OF ALL INCOME DIVIDENDS AND CAPITAL
   GAIN DISTRIBUTIONS FOR A $10,000 INVESTMENT MADE AT THE BEGINNING OF 1980.

    No adjustment has been made for any income tax payable by shareholders on capital gain distributions accepted in shares.

     This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective Prospectus.
             Please call or write if you desire further information.

                          AVERAGE ANNUAL TOTAL RETURNS

                  THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUND
                  (PERIOD ENDED JUNE 30, 2004) ARE AS FOLLOWS:

1 YEAR:   +15.7%
5 YEARS:   +6.3%
10 YEARS: +12.5%

      THE TOTAL RETURN DATA REPRESENTS PAST PERFORMANCE, AND THE INVESTMENT
       RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT
            AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR
                         LESS THAN THEIR ORIGINAL COST.

   THE TOTAL RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

DIRECTORS AND OFFICERS

Information pertaining to the Directors and Officers of Mairs and Power Balanced Fund, Inc. is set forth below. The statement of additional information (SAI) includes additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-304-7404 or can be downloaded from our website at www.mairsandpower.com.

                             POSITION(S)                                                 NUMBER OF
                             HELD WITH                                                   PORTFOLIOS IN   OTHER
                             FUND AND                                                    FUND COMPLEX    DIRECTORSHIPS
                             LENGTH OF        PRINCIPAL OCCUPATION(S) DURING PAST FIVE   OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)   TIME SERVED(2)   YEARS                                      DIRECTOR        TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                    INTERESTED PRINCIPAL OFFICER WHO IS A DIRECTOR

William B. Frels (64)        President and    -  President of the Investment Adviser           2              N/A
                             Director            (2002 to present).
                             since 1992       -  Treasurer of the Investment Adviser
                                                 (1996 to present).
                                              -  Vice President of the Investment
                                                 Adviser (1994 to 2002).

                           INTERESTED PRINCIPAL OFFICERS WHO ARE NOT DIRECTORS

Peter G. Robb (55)           Vice President   -  Vice President and Secretary                 N/A             N/A
                             since 1994          of the Investment Adviser

Jon A. Theobald (58)         Secretary        -  Executive Vice President and Chief           N/A             N/A
                             since 2003          Administrative Officer of the
                                                 Investment Adviser (2002 to present).
                                              -  Senior Vice President, U. S. Trust
                                                 Company (2001 - 2002).
                                              -  Executive Vice President, Resource
                                                 Trust Company (1996 - 2001).

Lisa J. Hartzell (59)        Treasurer        -  Manager of Mutual Fund Services of           N/A             N/A
                             since 1996          the Investment Adviser.
                                              -  Vice President of the Investment
                                                 Adviser (Jul 2004 to present).

                                               DISINTERESTED DIRECTORS

Charlton Dietz (73)          Director         -  Retired Senior Vice President, Legal          2              N/A
30 Seventh Street East       since 1997          Affairs and General Counsel, 3M
Suite 3050                                       Company.
St. Paul, MN 55101

                             POSITION(S)                                                 NUMBER OF
                             HELD WITH                                                   PORTFOLIOS IN   OTHER
                             FUND AND                                                    FUND COMPLEX    DIRECTORSHIPS
                             LENGTH OF        PRINCIPAL OCCUPATION(S) DURING PAST FIVE   OVERSEEN BY     HELD BY
NAME, (AGE) AND ADDRESS(1)   TIME SERVED(2)   YEARS                                      DIRECTOR        TRUSTEE
----------------------------------------------------------------------------------------------------------------------
                                         DISINTERESTED DIRECTORS (continued)
Norbert J. Conzemius (62)    Director         -  Retired Chief Executive Officer, Road         2              N/A
                             since 2000          Rescue Incorporated.

Charles M. Osborne (50)      Director         -  Chief Financial Officer, Fair Isaac           2              N/A
                             since 2001          Corporation (May 2004 to present).
                                              -  Chief Financial Officer (2000 to
                                                 2004), Vice President (2003 to 2004),
                                                 University of Minnesota Foundation.
                                              -  Vice President and General Manager,
                                                 MN (1999), Vice President Corporate
                                                 Human Resources, IA (2000), McLeod
                                                 USA/Ovation Communications.

                                  INTERESTED DIRECTOR WHO IS NOT A PRINCIPAL OFFICER

Edward C. Stringer (69)      Director         -  Attorney (2002 - present), Briggs and         2              N/A
2200 IDS Center              since 2002          Morgan, P.A.
80 South 8th Street                           -  Associate Justice, State of Minnesota
Minneapolis, MN 55402                            Supreme Court (1994-2002).

(1) Unless otherwise indicated, the mailing address of each officer and director is: 332 Minnesota Street, Suite W1520, Saint Paul, MN 55101.

(2) Each Director serves until elected at each annual meeting, or until his successor is appointed. Each officer is elected annually.

                          MAIRS AND POWER BALANCED FUND, INC.


                                  INVESTMENT ADVISER

                                 Mairs and Power, Inc.
                          W1520 First National Bank Building
                                 332 Minnesota Street
                              Saint Paul, Minnesota 55101


                                       CUSTODIAN

                                    U.S. Bank, N.A.
                                   425 Walnut Street
                                 Cincinnati, OH 45202


                                  INDEPENDENT AUDITOR

                                  Ernst & Young, LLP
                                      Suite 1400
                                220 South Sixth Street
                             Minneapolis, Minnesota 55402


                 FOR ANY SHAREHOLDER ACCOUNT INFORMATION AND INQUIRIES

                                  CALL 1-800-304-7404

                                     or write to:

       (REGULAR MAIL ADDRESS)            (OVERNIGHT OR EXPRESS MAIL ADDRESS)
    Mairs and Power Balanced Fund           Mairs and Power Balanced Fund
 c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
      615 East Michigan Street                        3rd Floor
            P. O. Box 701                     615 East Michigan Street
   Milwaukee, Wisconsin 53201-0701           Milwaukee, Wisconsin 53202

For Fund literature and information, you can also visit the Fund's web site at:
                                 www.mairsandpower.com

                                    MAIRS AND POWER
                                     BALANCED FUND

Item 2.   Code of Ethics.

          Not applicable to semi-annual report.

Item 3.   Audit Committee Financial Expert

          Not applicable to semi-annual report.

Item 4.   Principal Accountant Fees and Services

          Not applicable to semi-annual report.

Item 5.   Audit Committee of Listed Registrant

          Not applicable to registrant.

Item 6.   Schedule of Investments

          Not applicable to this filing.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

          Management Investment Companies
          Not applicable to registrant.

Item 8.   Purchases of Equity Securities by Closed-End Management

          Not applicable to registrant.

Item 9.   Submission of Matters to a Vote of Security Holders.

          There has been no material change to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures

          a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC's rules and forms.

          b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits

          (a) (1) Code of Ethics

                  Not applicable to semi-annual report.

              (2) Certifications required by Rule 30a-2(a). under the Investment
                  Company Act of 1940.

                  Attached as exhibits 11(a)(2).1 and 11(a)(2).2 to this form.

          (b)     Certifications required by 18 U.S.C. 1350.

                  Attached as exhibit 11(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      MAIRS AND POWER BALANCED FUND, INC.
              ------------------------------------------------------------------

By (Signature and Title)

*    /s/ William B. Frels
--------------------------------------------------------------------------------
     WILLIAM B. FRELS, PRESIDENT


Date     September 1, 2004
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*    /s/ William B. Frels
--------------------------------------------------------------------------------
     WILLIAM B. FRELS, PRESIDENT
     (PRINCIPAL EXECUTIVE OFFICER)


Date     September 1, 2004
     ---------------------------------------------------------------------------

By (Signature and Title)

*    /s/ Lisa J. Hartzell
--------------------------------------------------------------------------------
     LISA J. HARTZELL, TREASURER
     (PRINCIPAL FINANCIAL OFFICER)


Date     September 1, 2004
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.